Visio 2021-1R Trust ABS-15G

Exhibit 99.6

Data Compare - Beachpoint RCO
Run Date - 10/24/2017 11:09:24 AM

AMC Loan ID	Customer Loan ID	Seller Loan ID	Field Label	Bid Tape Field Value	Field Value	Compare Status	Comment	Alternate Loan ID
201707011	xxxx		Borrower Last Name	xxxx	xxxx	Verified	Per note.
201390239	xxxx		Borrower Full Name	xxxx	xxxx	Verified	Per note
201390243	xxxx		Borrower Full Name	xxxx	xxxx	Verified	Per note
201556286	xxxx		Borrower Last Name	xxxx	xxxx	Verified	Bid tape reflects first and last name
201708755	xxxx		Borrower Last Name	xxxx	xxxx	Verified	Per note
201710422	xxxx		Borrower Last Name	xxxx	xxxx	Verified	Per note.
202239893	xxxx		Borrower Last Name	xxxx	xxxx	Verified	Per note
201064034	xxxx		Debt Service Coverage Ratio	1.54	1.55	Verified	Within tolerance